Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total Revenue		$ 70,000
Operating expenses:
Research and development		61,143
General and administrative	376,013	573,726
Goodwill impairment (See note 2 and 3)	3,200,000	6,083,146
Total operating expenses	3,576,013	6,718,015
Income/(Loss) from operations	(3,576,013)	(6,648,015)
Other income (expense):
Interest expense, net	(857,723)	(1,044,786)
Reimbursement for expenses - related party	22,937	72,246
Change in fair value of investment in GMP Bio		12,706
Change in fair value of derivative on debt	(280,402)	(225,074)
Loss on debt conversion	(88,258)	(373,142)
Total other income (expense)	(1,203,446)	(1,558,050)
Net income (loss) before non-controlling interests	(4,779,459)	(8,206,065)
Net loss attributable to non-controlling interests	(255,527)	(302,972)
Net income (loss) attributable to Oncotelic Therapeutics, Inc.	$ (4,523,932)	$ (7,903,093)
Basic net loss per share attributable to common stock	$ (0.01)	$ (0.02)
Basic weighted average common stock outstanding	404,396,473	384,075,369
Service [Member]
Total Revenue		$ 70,000